SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash and Investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2009
Restricted cash and investments
Restricted cash and investments - current		$ 9,530		$ 9,512	$ 9,784
Restricted cash and investments - noncurrent		1,000		1,000	39,376
Restricted cash and investments		10,530		10,512	49,160
Restricted cash released due to settlement		29,113	$ (390)
Securities pledged as collateral
Restricted cash and investments
Restricted cash and investments - current		8,671		8,629	9,192
Restricted cash and investments - noncurrent					8,995
Funds restricted by contract
Restricted cash and investments
Restricted cash and investments - current		859		883	592
Restricted cash and investments - noncurrent		1,000		1,000	1,000
BNSF settlement
Restricted cash and investments
Restricted cash and investments - noncurrent					$ 29,381
Restricted cash and investments						$ 29,400
Restricted cash released due to settlement	$ 29,400
Colowyo Bonds | US Treasury Notes | Securities pledged as collateral
Restricted cash and investments
Investments in securities pledged as collateral		$ 8,700		$ 8,600